Supplemental Cash Flow Information (Details) - Ordinary Shares [Member] - USD ($)		12 Months Ended
	May 18, 2023	Dec. 31, 2024
Supplemental Cash Flow Information [Line Items]
Issuance of shares	50,000	22,475,000
Price per issuance of share	$ 1
Issuance share value	$ 50,000	$ 899